Consolidated Segment Data (Details) - Schedule of Depreciation and Amortization by Segment - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Depreciation and Amortization by Segment [Line Items]
Total depreciation and amortization	$ 1,556,922	$ 2,619,001
Secured logistics [Member]
Schedule of Depreciation and Amortization by Segment [Line Items]
Total depreciation and amortization	1,258,825	1,570,069
AI&Robotics solution [Member]
Schedule of Depreciation and Amortization by Segment [Line Items]
Total depreciation and amortization	173,368	924,219
General security solutions [Member]
Schedule of Depreciation and Amortization by Segment [Line Items]
Total depreciation and amortization	$ 124,729	$ 124,713